PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) $ in Millions	Dec. 30, 2017 USD ($)
U.S.
Future Benefit Payments
2018	$ 83.0
2019	58.9
2020	59.0
2021	60.6
2022	60.5
2023 - 2027	305.9
Int'l
Future Benefit Payments
2018	20.4
2019	21.8
2020	21.3
2021	23.0
2022	25.9
2023 - 2027	145.5
U.S. Postretirement Health Benefits
Future Benefit Payments
2018	0.5
2019	0.4
2020	0.3
2021	0.3
2022	0.3
2023 - 2027	$ 1.3